As filed with the Securities and Exchange Commission on March 23, 2005.

Registration Nos. 33-36528;

811-6161

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.          ☐

Post-Effective Amendment No. 97 ☒

REGISTRATION STATEMENT

Under

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 103 ☒

PIMCO FUNDS: MULTI-MANAGER SERIES

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

(800) 427-4648

(Registrant’s telephone number, including area code)

E. Blake Moore, Jr., Esq.

c/o PA

Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Name and address of agent for service:

Copies to:

Newton B. Schott, Jr., Esq.

c/o PA

Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Joseph B. Kittredge, Jr., Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On [    date    ] pursuant to paragraph (b)

☐ On [    date    ] pursuant to paragraph (a)(1)

☐ On [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates solely to the OpCap Stock Fund, the OpCap Small-Cap Stock Fund and the OpCap Global Balanced Fund (together, the “OpCap Funds”), each an existing series of PIMCO Funds: Multi-Manager Series (the “Trust”). No information relating to any other series of shares of the Trust is amended or superseded hereby.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A of the Trust incorporates by reference the following documents that are contained in the Trust’s Post-Effective Amendment No. 94, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 14, 2005: (i) Institutional Class Prospectus of the OpCap Funds, (ii) Class D Prospectus of the OpCap Funds, (iii) Class A and C Prospectus of the OpCap Funds, (iv) Class R Prospectus of the OpCap Funds, (v) the Trust’s Statement of Additional Information and (vi) the PIMCO Funds Shareholders’ Guide.

This Post-Effective Amendment No. 97 is filed to extend the effective date of Post-Effective Amendment No. 94 to April 1, 2005. This Post-Effective Amendment No. 97 relates only to the OpCap Funds. The Amendment does not supersede or amend disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

PART C. OTHER INFORMATION

Item 22.	Exhibits.

The letter of each exhibit relates to the exhibit designation in Form N-1A:

(a)		Form of Second Amendment and Restated Agreement and Declaration of Trust (2).

(b)	(1)	Form of Amended and Restated Bylaws (19).

	(2)	Amended and Restated Bylaws dated as of September 26, 2002 (30).

(c)	(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2).

	(2)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws (30).

(d)	(1)	(i)	Form of Amended and Restated Investment Advisory Agreement dated as of May 5, 2000 (19).

		(ii)	Form of Addendum to Investment Advisory Agreement to add the NFJ International Value Fund, to be filed by amendment.

		(iii)	Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

		(iv)	Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

		(v)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund (26).

		(vi)	Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund (28).

		(vii)	Form of Novation of Amended and Restated Investment Advisory Agreement, dated September 30, 2002, naming PIMCO Funds Advisors LLC as Adviser to the Trust (30).

		(viii)	Form of Addendum to Investment Advisory Agreement to add the Multi-Discipline Portfolio (35).

		(ix)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Europe Fund (38).

		(x)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund (41).

		(xi)	Form of Addendum to Investment Advisory Agreement to add the PIMCO NACM International Core Fund (40).

		(xii)	Form of Addendum to Investment Advisory Agreement to add the PIMCO OpCap Stock Fund, PIMCO OpCap Small-Cap Stock Fund and the PIMCO OpCap Global Balanced Fund, to be filed by amendment.

	(2)	(i)	Form of Portfolio Management Agreement with NFJ Investment Group (19).

		(ii)	Form of Portfolio Management Agreement with Cadence Capital Management (19).

		(iii)	Portfolio Management Agreement with Parametric Portfolio Associates (24).

		(iv)	Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

		(v)	Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).

		(vi)	Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management (28).

		(vii)	Form of Portfolio Management Agreement with Pacific Investment Management Company LLC (35).

		(viii)	Portfolio Management Agreement with PIMCO Equity Advisors LLC (42).

		(ix)	Form of Portfolio Management Agreement with OpCap Advisors LLC, to be filed by amendment.

		(x)	Form of Novation of Portfolio Management Agreement with NFJ Investment Group (30).

		(xi)	Form of Novation of Portfolio Management Agreement with Cadence Capital Management (30).

		(xii)	Form of Novation of Portfolio Management Agreement with Parametric Portfolio Associates (30).

		(xiii)	Form of Novation of Portfolio Management Agreement with PIMCO Equity Advisors (30).

		(xiv)	Form of Novation of Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (30).

		(xv)	Form of Novation of Portfolio Management Agreement with Nicholas-Applegate Capital Management (30).

		(xvi)	Form of Addendum to Portfolio Management Agreement with PIMCO Equity Advisors (35).

		(xvii)	Form of Addendum to Portfolio Management Agreement with NFJ Investment Group (35).

		(xviii)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (35).

		(xix)	Form of Addendum to Portfolio Management Agreement with Nicholas Applegate Capital Management (35).

		(xx)	Form of Portfolio Management Agreement with Parametric Portfolio Associates (35).

		(xxi)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (38).

		(xxii)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (39).

		(xxiii)	Form of Addendum to Portfolio Management Agreement with Nicholas-Applegate Capital Management (40).

		(xxix)	Form of Addendum to Portfolio Management Agreement with NFJ Investment Group to add the NFJ International Value Fund, to be filed by amendment.

(e)	(1)	Form of Amended and Restated Distribution Contract (31).

(2)	Supplement to Distribution Contract to add the PIMCO Large-Cap Value, PIMCO International Value, PIMCO Balanced
Value, PIMCO Core Equity, PIMCO Small-Cap Value, PIMCO Disciplined Value and PIMCO Mid-Cap Value Funds (33).

	(3)	Form of Supplement to Distribution Contract to add PIMCO Multi-Discipline Portfolio (35).

	(4)	Form of Supplement to Distribution Contract to add PIMCO RCM Europe Fund (38).

	(5)	Supplement to Distribution Contract to add PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund (41).

	(6)	Form of Supplement to Distribution Contract to add PIMCO NACM International Core Fund (40).

	(7)	Form of Supplement to Distribution Contract to add PIMCO OpCap Stock, PIMCO OpCap Small-Cap Stock and PIMCO OpCap Global Balanced Fund, to be filed by amendment.

	(8)	Form of Dealer Agreement (21).

	(9)	Form of Supplement to Distribution Contract to add NFJ International Value Fund, to be filed by amendment.

(f)		Not Applicable.

(g)	(1)	Form of Custody and Investment Accounting Agreement dated January 1, 2000 with State Street Bank & Trust Company (19).

	(2)	Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

(h)	(1)	Form of Amended and Restated Administration Agreement between the Trust and PIMCO Advisors L.P. (19).

		(i)	Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001 (26).

		(ii)	Revised Schedule to Administrative Agreement (Exhibit A) as of June, 2002 (28).

		(iii)	Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2002 (31).

		(iv)	Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2003 (37).

	(2)	Amended and Restated Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC dated March 7, 2003 (34).

(i) Updated Schedule to Administration Agreement (35).

(ii) Form of Updated Schedule to Administration Agreement (38).

(iii) Form of Updated Schedule to Administration Agreement (40).

(iv) Updated Schedule to Administration Agreement (41).

(v) Form of Updated Schedule to Administration Agreement, to be filed by amendment.

	(3)	Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4).

	(4)	Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11).

	(5)	Form of Agency Agreement and Addenda (1).

	(6)	Form of Addendum to Agency Agreement (4).

	(7)	Form of Assignment of Agency Agreement (4).

	(8)	Form of Addendum to Agency Agreement (6).

	(9)	(i) Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

(ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999 (19).

(a) Amendment Number Two to the Transfer Agency and Series Agreement with First Data Investor Services Group, Inc. (24).

(iii) Form of Transfer Agency and Services Agreement with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

	(10)	Form of Service Plan for Institutional Services Shares (6).

	(11)	Form of Administrative Services Plan for Administrative Class Shares (4).

	(12)	Amended and Restated Administrative Services Plan for Administrative Class Shares (43).

	(13)	Form of Securities Lending Authorization Agreement with State Street Bank and Trust Company (29).

	(14)	Securities Lending Agency Agreement with Dresdner Bank AG, to be filed by amendment.

	(15)	Form of Administration Agreement between the Trust and PIMCO Funds Advisors LLC (30).

(i)		Opinion and Consent of Counsel (6).

(j)		Consent of independent accountants, to be filed by amendment.

(k)		Not Applicable.

(l)		Initial Capital Agreement (6).

(m)	(1)	Form of Distribution and Servicing Plan (Class A) (4).

	(2)	Form of Distribution and Servicing Plan (Class B) (4).

	(3)	Form of Distribution and Servicing Plan (Class C) (4).

	(4)	Form of Distribution Plan for Administrative Class Shares (4).

	(5)	Amended and Restated Distribution Plan for Administrative Class Shares (43).

	(6)	Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(1).

	(7)	Form of Distribution and Servicing Plan for Class R shares (32).

(n)	(1)	Form of Amended and Restated Multi-Class Plan (21).

	(2)	Amended and Restated Multi-Class Plan dated September 19, 2001 (25).

	(3)	Second Amended and Restated Multi-Class Plan dated December 5, 2002 (32).

	(4)	Third Amended and Restated Multi-Class Plan dated October 7, 2003 (41).

	(5)	Fourth Amended and Restated Multi-Class Plan dated September 8, 2004, (42).

(p)	(1)	Code of Ethics of the Registrant (19).

	(2)	Code of Ethics of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC, Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates (19).

	(3)	Code of Ethics of Pacific Investment Management Company LLC (35).

	(4)	Code of Ethics of Dresdner RCM Global Investors LLC (26).

	(5)	Code of Ethics of PIMCO Funds Distributors LLC (19).

	(6)	Code of Ethics of Nicholas-Applegate Capital Management (27).

	(7)	Code of Ethics of OpCap Advisors LLC, to be filed by amendment.

(q)	(1)	Powers of Attorney and Certificate of Secretary (1).

	(2)	Power of Attorney for Stephen J. Treadway, E. Philip Cannon, Donald P. Carter, Gary A. Childress, John P. Hardaway, W. Bryant Stooks and Gerald M. Thorne (5).

	(3)	Power of Attorney for Theodore J. Coburn (27).

	(4)	Power of Attorney for David C. Flattum (42).

	(5)	Power of Attorney for E. Philip Cannon (43).

	(6)	Power of Attorney for Donald P. Carter (43).

	(7)	Power of Attorney for Theodore J. Coburn (43).

	(8)	Power of Attorney for Gary A. Childress (43).

	(9)	Power of Attorney for John P. Hardaway (43).

	(10)	Power of Attorney for E. Blake Moore (43).

	(11)	Power of Attorney for W. Bryant Stooks (43).

	(12)	Power of Attorney for Gerald M. Thorne (43).

1.	Incorporated by reference from Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2.	Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3.	Incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4.	Incorporated by reference from Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5.	Incorporated by reference from Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6.	Incorporated by reference from Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7.	Incorporated by reference from Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8.	Incorporated by reference from Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9.	Incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10.	Incorporated by reference from Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11.	Incorporated by reference from Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12.	Incorporated by reference from Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13.	Incorporated by reference from Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14.	Incorporated by reference from Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15.	Incorporated by reference from Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16.	Incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17.	Incorporated by reference from Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.	Not Applicable.

19.	Incorporated by reference from Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20.	Incorporated by reference from Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21.	Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22.	Incorporated by reference from Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23.	Incorporated by reference from Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24.	Incorporated by reference from Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25.	Incorporated by reference from Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26.	Incorporated by reference from Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27.	Incorporated by reference from Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.

28.	Incorporated by reference from Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

29.	Incorporated by reference from Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 29, 2002.

30.	Incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2002.

31.	Incorporated by reference from Post-Effective Amendment No. 81 under the Investment Company Act to the Trust’s Registration Statement on Form N-1A (File No. 811-6161), as filed on December 16, 2002.

32.	Incorporated by reference from Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2002.

33.	Incorporated by reference from Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2003.

34.	Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-106248), as filed on June 18, 2003.

35.	Incorporated by reference from Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 28, 2003.

36.	Incorporated by reference from Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2003.

37.	Incorporated by reference from Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 15, 2003.

38.	Incorporated by reference from Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 16, 2004.

39.	Incorporated by reference from Post-Effective Amendment No. 88 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 16, 2004.

40.	Incorporated by reference from Post-Effective Amendment No. 89 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 16, 2004.

41.	Incorporated by reference from Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on September 1, 2004.

42.	Incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 1, 2004.

43.	Incorporated by reference from Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 14, 2005.

Item 23.	Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 24.	Indemnification

Reference is made to Article VIII, Section 1, of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.	Business and Other Connections of the Trust’s Investment Advisor and Portfolio Managers.

Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.

PA Fund Management LLC

Name	Position with Advisor	Other Affiliations

David C. Flattum	Managing Director, General Counsel and Head of Corporate Functions

Director of PIMCO Global Advisors

(Resources) Limited; Managing

Director of Allianz Dresdner

Asset Management U.S. Equities LLC,

Allianz Hedge Fund Partners Holding

L.P., Allianz-PacLife Partners LLC

PIMCO Advisors Holdings LLC; Managing Director, General Counsel and Head of Corporate Functions, Management Board of Allianz Asset Management of America LLC; Director, Chief Executive Officer, Oppenheimer Group, Inc.

James G. Ward	Executive Vice President

Director of Human Resources of PIMCO Australia Pty Ltd, PIMCO Europe

Limited, PIMCO Japan Ltd, PIMCO Funds Distributors LLC, Allianz Dresdner Asset Management U.S. Equities LLC, PIMCO Allianz Advisors LLC, Allianz Asset Management of America LLC, PIMCO Global Advisors LLC; Director, Executive Vice President of PIMCO Global Advisors (Resources) Limited

Stewart A. Smith	Vice President and Secretary

Secretary of Allianz Hedge Fund

Partners Holding L.P., Allianz Hedge

Fund Partners L.P., PIMCO Advisors

Holdings LLC, PIMCO Allianz Advisors

LLC, PIMCO Advisors CD Distributors LLC, PEA Capital LLC, PIMCO Equity Partners LLC, Allianz Private Client Services LLC; Assistant Secretary of PIMCO Advisors Advertising Agency Inc.,PA Distributors LLC, PIMCO Global Advisors LLC, Cadence Capital Management LLC, Oppenheimer Capital Australia Inc.; Managing Director and Chief Executive Officer of PA Distributors LLC; Director, Secretary of PIMCO Global Advisors (Resources) Limited; Secretary of Allianz Dresdner Asset Management of America LLC, Allianz Asset Management U.S. Equities LLC, Allianz-PacLife Partners LLC, Cadence Capital Management Inc., NFJ Investment Group, Vice President and Assistant Secretary of OCC Distributors LLC, OpCap Advisors LLC,

Oppenheimer Capital LLC

John C. Maney	Executive Vice President and Chief Financial Officer

Chief Financial Officer of PIMCO

Advisors Private Client Services LLC,

Allianz Hedge Fund Partners

Holding L.P., Allianz Hedge Fund

Partners L.P., Cadence Capital

Management LLC,

PIMCO Advisors Holdings LLC,

PIMCO/Allianz Advisors LLC,

PIMCO Advisors CD Distributors LLC,

PEA Capital LLC, PIMCO Equity Partners LLC,

PIMCO Advisors Advertising Agency Inc., PA Distributors LLC,

PIMCO Global Advisors LLC,

Allianz Private Client Services LLC, StocksPLUS Management, Inc., Value Advisors LLC, Allianz Dresdner Asset Management U.S. Equities LLC, Allianz-PacLife Partners LLC, NFJ Investment

Group L.P., Oppenheimer Group,

Inc., OCC Distributors LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Oppenheimer Capital Australasia, Inc., Pacific Investment Management Company LLC, Allianz Dresdner Asset

Management of America LLC

Andrew Bocko	Senior Vice President and Director of Information Technology	Director of Information Technology of Allianz Asset Management of America LLC, Allianz Asset Management U.S. Equities LLC

Francis C. Poli	Executive Vice President, Director of Compliance and Assistant Secretary

Chief Legal Officer and

Director of Compliance of

Allianz Dresdner Asset

Management U.S. Equities LLC,

Allianz Hedge Fund Partners L.P.,

PIMCO Advisors Private Client

Services LLC, PIMCO/Allianz

International Advisors LLC, PIMCO

Advisors CD Distributors LLC,

PEA Capital LLC; Allianz Private Client Services

LLC; PIMCO Equity Partners LLC;

Vice President Compliance Officer

of PA Distributors

LLC; Principal, Secretary and

Compliance Officer of OCC

Distributors LLC; Executive Vice

President, Chief Legal Officer

and Secretary of OpCap Advisors

LLC, Oppenheimer Capital LLC

Vinh T. Nguyen	Vice President and Controller

Vice President and Controller of

PIMCO Advisors Private Client Services

LLC, Allianz Hedge Fund Partners

Holding L.P., Allianz Hedge Fund

Partners L.P., PIMCO Advisors

Holdings LLC, PIMCO/Allianz

International Advisors LLC, PIMCO

Advisors CD Distributors LLC,

PIMCO Europe Limited, PEA Capital LLC, PIMCO Equity Partners LLC,

PIMCO Advisors Advertising Agency Inc., PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited, PIMCO Japan Ltd, Allianz Private Client Services LLC, StocksPLUS

Management, Inc., Allianz-PacLife

Partners LLC, Cadence Capital

Management LLC, NFJ Management Inc., NFJ Investment Group L.P., OCC

Distributors LLC, OpCap Advisors LLC,

Oppenheimer Capital LLC, Oppenheimer

Capital Australia Inc., Oppenheimer Group, Inc., Pacific Investment Management Company LLC;

PA Distributors LLC,

Allianz Asset Management of

America LLC, Allianz Dresdner

Asset Management U.S. Equities

LLC

Newton B. Schott, Jr.	Managing Director, Chief Legal Officer and Secretary	Managing Director, Chief Administrative Officer, General Counsel, PA Distributors LLC

Tim Clark	Managing Director

Cadence Capital Management 265 Franklin Street, 11th Floor Boston, Massachusetts 02110
Name	Position with Advisor	Other Affiliations

David B. Breed	Managing Director, Chief Executive Officer	Director, Managing Director, Chief Executive Officer, Cadence Capital Management Inc.

William B. Bannick	Managing Director, Executive Vice President	Director, Managing Director, Cadence Capital Management Inc.

Katherine A. Burdon	Managing Director	Director, Managing Director, Cadence Capital Management Inc.

Bart J. O’Connor	Managing Director	Director, Managing Director, Cadence Capital Management Inc.

Michael J. Skillman	Managing Director	Director, Managing Director, Cadence Capital Management Inc.

Wayne A. Wicker	Managing Director	Director, Managing Director, Cadence Capital Management Inc.

Mary Ellen Melendez	Chief Operating Officer, Secretary	None

John C. Maney	Chief Financial Officer	See PA Fund Management LLC

Barbara M. Green	Treasurer	None

Stewart A. Smith	Assistant Secretary	See PA Fund Management LLC

NFJ Investment Group L.P. 2121 San Jacinto, Suite 1840 Dallas, Texas 75201
Name	Position with Advisor	Other Affiliations

Benno J. Fischer	Managing Director	Director, Managing Director, Co-Chairman, NFJ Management Inc.

John L. Johnson	Managing Director	Director, Managing Director, Co-Chairman, NFJ Management Inc.

Jack C. Najork	Managing Director	Director, Managing Director, Co-Chairman, NFJ Management Inc.

E. Clifton Hoover, Jr.	Managing Director	Managing Director, NFJ Management, Inc.

John C. Maney	Chief Financial Officer	See PA Fund Management LLC

Vinh T. Nguyen	Controller	See PA Fund Management LLC

Stewart A. Smith	Secretary	See PA Fund Management LLC

RCM Capital Management LLC Four Embacadero Center San Francisco, CA 94111

Name	Position with Portfolio Manager	Other Affiliations

Dora Fong	Director of Finance	Same

Susan C. Gause	Member of Board of Managers; Chief Executive Officer; and Senior Managing Director	Same

Robert J. Goldstein	Managing Director, Secretary and General Counsel	Same

Joachim Maedler	Member of Board of Managers and Managing Director	Deputy Global Chief Executive Officer, Allianz Dresdner Asset Management

William L. Price	Chairman of Board of Managers; Senior Managing Director; and Global Chief Investment Officer	Same

Nicholas-Applegate Capital Management LLC 600 West Broadway San Diego, CA 92101

Name	Position with Portfolio Manager	Other Affiliations

Charles H. Field, Jr.	General Counsel and Chief of Compliance

Peter J. Johnson	Senior Vice President and Director of Institutional Sales

C. William Maher	Managing Director and Chief Financial Officer	Chief Financial Officer and Treasurer, Nicholas-Applegate Securities; Treasurer, Nicholas-Applegate Institutional Funds

Eric S. Sagerman	Managing Director, Head of Global Marketing and Executive Committee

Horacio Valeiras, CFA	Chief Investment Officer

Marna Whittington	Managing Director, President and Executive Committee

PEA Capital LLC 1345 Avenue of the Americas, 50th Floor New York, NY 10105
Name	Position	Other Affiliations

Bruce Koepfgen	Chief Executive Officer	Chief Executive Officer, Oppenheimer Capital LLC

Taegan D. Goddard	Managing Director and Chief Operating Officer

John C. Maney	Chief Financial Officer	See PA Fund Management and Cadence and NFJ

Francis C. Poli	Executive Vice President, Chief Legal Officer and Assistant Secretary	See PA Fund Management

Anne-Marie Pitale	Vice President, Director of Compliance

Vinh T. Nguyen	Vice President and Controller	See PA Fund Management and NFJ

Stewart A. Smith	Vice President and Secretary	See PA Fund Management and Cadence and NFJ

Jeffrey D. Parker	Managing Director

John E. Cashwell, Jr.	Senior Vice President

James P. Leavy	Senior Vice President

OpCap Advisors LLC 1345 Avenue of the Americas, 49th Floor New York, NY 10105- 4800

Name	Position with Portfolio Manager	Other Affiliations

[To be updated by amendment]

The address of Allianz Global Investors of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

The address of PA Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

Item 26.	Principal Underwriters.

(a)	PA Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant and also of PIMCO Funds: Pacific Investment Management Series. The Distributor is an affiliate of PA Fund Management LLC, the Registrant’s Adviser.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Erik M. Aarts	Vice President, Fixed Income Product Manager	None
Kiley Andresen	Vice President, National Accounts Manager	None
Lincoln Baca	Vice President	None
Michael E. Brannan	Vice President	None
Deborah P. Brennan	Vice President, Compliance Officer	None
Matthew W. Brown	Vice President	None
Frederick J. Bruce	Vice President	None
Martin J. Burke	Senior Vice President, Divisional Sales Manager	None
Terry L. Bussard	Vice President	None
Paul C. Cahill	Vice President	None
Timothy R. Clark	Manging Director and Executive Vice President, Product Development	None
Cindy Colombo	Vice President, Retirement Plans	None
Lesley E. Cotten	Vice President, On-Line Content Development Manager	None
Patrick M. Coyne	Vice President, International Product Manager	None
Paul DeNicolo	Vice President	None
Jonathan P. Fessel	Vice President	None
Michael J. Gallagher	Vice President	None
Joseph F. Gengo	Vice President	None
Ronald H. Gray	Vice President	None
Daniel F. Hally	Vice President	None
JoAnn Ham	Vice President	None
Ned E. Hammond Jr.	Vice President	None
Derek B. Hayes	Sr. Vice President, Operations	None
Kristina S. Hooper	Vice President, Equity Product Manager	None
Christopher J. Horan	Vice President	None
John B. Hussey	Vice President	None
Brian Jacobs	Manging Director and Senior Vice President, National Sales Director	None
Stephen R. Jobe	Sr. Vice President, Marketing	None
Dustin P. Kanode	Vice President	None
Andrew G. Laing	Vice President	None
Stephen R. Laut	Vice President	None
William E. Lynch	Senior Vice President, Divisional Sales Manager	None
Stephen A. Maginn	Manging Director and Executive Vice President, Sales	None
Andrew J. Maloney	Vice President	None
John Maney	Chief Financial Officer and Treasurer	None
Ann H. McAdams	Vice President	None
Joseph McMenamen	Vice President	None
Wayne F. Meyer	Vice President	None
Andrew Jay Meyers	Manging Director and Executive Vice President, Director of Marketing	None
Rosalie L. Milburn	Vice President	None
Laura Miller	Compliance Officer	None
E. Blake Moore, Jr.	Managing Director and Chief Executive Officer	President
Fiora N. Moyer	Vice President	None
Kerry A. Murphy	Vice President, National Accounts Manager	None
George E. Murphy	Vice President	None
Phillip J. Neugebauer	Manging Director and Sr. Vice President, Public Relations	None
Vinh T. Nguyen	Vice President, Controller	None
Kelly Orr	Vice President	None
Joffrey H. Pearlman	Vice President	None
Glynne P. Pisapia	Vice President	None
Frank C. Poli	Vice President, Compliance Officer	None
Jennifer L. Quigley	Vice President	None
Robert J. Rokose	Vice President, Controller	None
James Scott Rose	Vice President	None
Jay S. Rosoff	Senior Vice President, Divisional Sales Manager	None
Stephen M. Rudman	Senior Vice President, Divisional Sales Manager	None
Anne Marie Russo	Vice President, Human Resources	None
James M. Sambrook	Vice President, Manager, Systems	None
Newton B. Schott Jr.	Manging Director, General Counsel, Executive Vice President, Chief Administrative Officer, Secretary	Vice President and Secretary
Eugene M. Smith Jr.	Vice President, Design Director	None
Cathy Smith	Vice President, Copy Director	None
Robert M. Smith	Vice President	None
Stewart Smith	Assistant Secretary	None
Frederick S. Teceno	Vice President	None
William H. Thomas Jr.	Senior Vice President, Divisional Sales Manager	None
Kathleen C. Thompson	Vice President, National Account Liaison	None
Paul H. Troyer	Senior Vice President	None
Teresa L. Vlachos	Vice President, Sales Desk Manager	None
James Ward	Director of Human Resources	None
Nicholas K. Willett	Senior Vice President, Divisional Sales Manager	None
Glen A. Zimmerman	Vice President, Database Marketing Manager	None

* Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 27.	Location of Accounts and Records.

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence, Rhode Island 02940.

Item 28.	Management Services.

Not Applicable.

Item 29.	Undertakings.

Not Applicable.

NOTICE

A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the “Trust”), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 97 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 23 day of March, 2005.

PIMCO FUNDS: MULTI-MANAGER SERIES

By:	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr. President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 97 has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ E. Blake Moore, Jr. E. Blake Moore, Jr.	President and Chief Executive Officer	March 23, 2005

/s/ John P. Hardaway* John P. Hardaway	Treasurer and Principal Financial and Accounting Officer	March 23, 2005

/s/ David C. Flattum* David C. Flattum	Trustee	March 23, 2005

/s/ Donald P. Carter* Donald P. Carter	Trustee	March 23, 2005

/s/ E. Philip Cannon* E. Philip Cannon	Trustee	March 23, 2005

/s/ Gary A. Childress* Gary A. Childress	Trustee	March 23, 2005

/s/ Theodore J. Coburn* Theodore J. Coburn	Trustee	March 23, 2005

/s/ W. Bryant Stooks* W. Bryant Stooks	Trustee	March 23, 2005

/s/ Gerald M. Thorne* Gerald M. Thorne	Trustee	March 23, 2005

*By:	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr. Attorney-In-Fact
Date: March 23, 2005